Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr 253	SFr (252)	SFr 1,162	SFr 1	SFr 2,476
Net income attributable to shareholders for basic earnings per share	253	(252)	1,162	1	2,476
Available for common shares	252	(252)	1,162	1	2,476
Available for mandatory convertible securities	1
Net income/(loss) attributable to shareholders for diluted earnings per share	253	(252)	1,162	1	2,476
Available for common shares	252	SFr (252)	SFr 1,162	SFr 1	SFr 2,476
Net Income (Loss) Available to Common Stockholders, Diluted, Available for mandatory convertible securities	SFr 1
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,453.9	2,446.6	2,473.6	2,450.3	2,469.7
Dilutive share options and warrants (in shares)	0.8	0.0	2.6	0.6	2.1
Dilutive share awards (in shares)	55.1	0.0	35.2	73.6	47.7
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,509.8	2,446.6	2,511.4	2,524.5	2,519.5
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities	130.8			65.4
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.10	SFr (0.10)	SFr 0.47	SFr 0.00	SFr 1.00
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.10	SFr (0.10)	SFr 0.46	SFr 0.00	SFr 0.98
Weighted-average potential dilutive common shares	9.6	6.5	5.3	8.1	4.8
Weighted-average share options and warrants (antidilutive)		0.4
Weighted-average share awards (antidilutive)		92.0